Expense Example, No Redemption - FidelityLow-PricedStockFund-AMCIZPRO - FidelityLow-PricedStockFund-AMCIZPRO - Fidelity Low-Priced Stock Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Low-Priced Stock Fund - Class C
Expense Example, No Redemption:
1 Year	$ 197
3 Years	609
5 Years	1,047
10 Years	2,070
Fidelity Advisor Low-Priced Stock Fund - Class M
Expense Example, No Redemption:
1 Year	491
3 Years	790
5 Years	1,109
10 Years	2,014
Fidelity Advisor Low-Priced Stock Fund - Class I
Expense Example, No Redemption:
1 Year	96
3 Years	300
5 Years	520
10 Years	1,155
Fidelity Advisor Low-Priced Stock Fund - Class Z
Expense Example, No Redemption:
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014
Fidelity Advisor Low-Priced Stock Fund - Class A
Expense Example, No Redemption:
1 Year	689
3 Years	931
5 Years	1,192
10 Years	$ 1,935